Hedge Accounting - Summary of Hedge of Net Investment in Foreign Operations (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	R$ (3,557,000,000)	R$ (16,000,000)	R$ (1,135,000,000)
Nominal Value	215,277,000,000	116,430,000,000
Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	(14,598,000,000)	(7,217,000,000)
Nominal Value	24,619,000,000	16,947,000,000
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value, Assets	15,277,000,000	14,396,000,000
Book Value, Liabilities	0	0
Variation in value recognized in Other comprehensive income	(14,598,000,000)	(7,217,000,000)
Foreign currency convertion	(14,598,000,000)	(7,217,000,000)
Nominal Value	24,619,000,000	16,947,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(14,601,000,000)	(7,220,000,000)
Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value, Assets	15,277,000,000	14,396,000,000
Book Value, Liabilities	0	0
Variation in value recognized in Other comprehensive income	(14,598,000,000)	(7,217,000,000)
Foreign currency convertion	(14,598,000,000)	(7,217,000,000)
Nominal Value	24,619,000,000	16,947,000,000
Variation in the amounts used to calculate hedge ineffectiveness	R$ (14,601,000,000)	R$ (7,220,000,000)